FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (1,396)	$ (977)
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(105)	629
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(608)	(533)
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	337	(163)
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(1,276)	(293)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ 256	$ (617)